Share Capital - Fair Value (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) year $ / shares	Dec. 31, 2019 CAD ($) year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend per option	$ 0.21	$ 0.42
Expected life of share options from vesting date (years) | year	1.99	1.97
Expected forfeiture rate (percent)	8.60%	8.80%
Weighted average exercise price (in CAD per option) | $ / shares	$ 13.71	$ 18.19
Weighted average fair value (in CAD per option)	$ 0.87	$ 0.25
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expected volatilities used (percent)	47.20%	27.50%
Range of risk-free interest rates used (percent)	0.06%	1.66%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expected volatilities used (percent)	90.20%	35.50%
Range of risk-free interest rates used (percent)	0.39%	1.74%